UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     28
Form 13F Information Table Value Total:     $17,693




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                 MKT VALUE   TOTAL #      PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    CLASS CUSIP NO (x$1000)    OF SHARES SH          DSCRETN  MANAGERS

AON CORP                          COM   037389103        647    15,890 SH          DEFINED           0
AT&T INC                          COM   00206R102        497    18,395 SH          DEFINED           0
BERKSHIRE HATHAWAY INC CL B       COM   084670207        545       164 SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM   110122108        776    34,470 SH          DEFINED           0
DELL INC                          COM   24702R101        598    39,160 SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR        COM   25243Q205        445     7,240 SH          DEFINED           0
DTE ENERGY CO                     COM   233331107        667    18,975 SH          DEFINED           0
EMERSON ELECTRIC COMPANY          COM   291011104        792    19,766 SH          DEFINED           0
FLUOR CORP (NEW)                  COM   343412102        489     9,625 SH          DEFINED           0
GENERAL ELECTRIC COMPANY          COM   369604103        728    44,340 SH          DEFINED           0
HONEYWELL INTERNATIONAL INC       COM   438516106        306     8,250 SH          DEFINED           0
INTEL CORPORATION                 COM   458140100        898    45,900 SH          DEFINED           0
INTERNATIONAL BUSINESS MACHINE    COM   459200101        818     6,843 SH          DEFINED           0
JOHNSON & JOHNSON                 COM   478160104        981    16,105 SH          DEFINED           0
JPMORGAN CHASE & CO               COM   46625H100        285     6,493 SH          DEFINED           0
KIMBERLY CLARK                    COM   494368103        768    13,015 SH          DEFINED           0
KROGER COMPANY                    COM   501044101        561    27,165 SH          DEFINED           0
MARSH & MCLENNAN COS INC          COM   571748102        727    29,395 SH          DEFINED           0
MERCK & COMPANY INC               COM   589331107        267     8,440 SH          DEFINED           0
MICROSOFT CORP                    COM   594918104        711    27,630 SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM   641069406        947    22,256 SH          DEFINED           0
PFIZER INC                        COM   717081103        775    46,845 SH          DEFINED           0
PROCTER AND GAMBLE COMPANY        COM   742718109        634    10,940 SH          DEFINED           0
SYSCO CORP                        COM   871829107        589    23,700 SH          DEFINED           0
UNITEDHEALTH GROUP INC            COM   91324P102        305    12,170 SH          DEFINED           0
VERIZON COMMUNICATIONS            COM   92343V104        712    23,525 SH          DEFINED           0
WELLPOINT INC                     COM   94973V107        595    12,560 SH          DEFINED           0
WELLS FARGO & CO (NEW)            COM   949746101        631    22,406 SH          DEFINED           0






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